Note 12 - Equity Incentive Plans (Tables)	6 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
	Amended and Restated 2004 Equity Incentive Plan	Amended 2007 Stock Option Plan
Number of shares authorized	1,560,000	3,200,000
Number of option granted since inception	2,568,400	2,043,578
Number of options exercised	148,500	128,300
Number of options cancelled/expired	1,438,850	375,820
Number of shares available for grant and available for future grant	430,450	1,582,242

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Three months ended June 30, 2012	Three months ended June 30, 2013	Six months ended June 30, 2012	Six months ended June 30, 2013
Cost of goods sold	11	11	22	21
Research and development	31	34	57	75
General and administrative	406	266	700	579
Sales and Marketing	97	113	179	219
Total employee stock-based compensation expense	545	424	958	894

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Three months ended June 30, 2012	Three months ended June 30, 2013	Six months ended June 30, 2012	Six months ended June 30, 2013
Risk free interest rate	1.97%	1.97%	2.10%	1.95%
Expected dividend yield	-	-	-	-
Expected stock price volatility	95.09	89.96	93.55	89.10
Expected term (years)	5.38	8.88	5.71	6.13